Regulatory Capital Matters (Tables)	6 Months Ended
Jun. 30, 2012
Regulatory Capital Matters [Abstract]
Schedule of capitol's consolidated regulatory capital position
The following table summarizes the amounts (in $1,000s) and related ratios of Capitol's consolidated regulatory capital position:

		June 30,		December 31,
		2012		2011
Tier 1 capital to average adjusted total assets:
Minimum required amount	≥	$80,701	≥	$92,356
Actual amount		$(132,168)		$(109,146)
Ratio		(6.55)%		(4.73)%

Tier 1 capital to risk-weighted assets:
Minimum required amount(1)	≥	$61,153	≥	$68,615
Actual amount		$(132,168)		$(109,146)
Ratio		(8.65)%		(6.36)%

Combined Tier 1 and Tier 2 capital to risk- weighted assets:
Minimum required amount(2)	≥	$122,307	≥	$137,231
Actual amount		$(132,168)		$(109,146)
Ratio		(8.65)%		(6.36)%

(1)	The minimum required ratio of Tier 1 capital to risk-weighted assets to be considered "adequately-capitalized" is 4%.
(2)	The minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets to be considered "adequately-capitalized" is 8%.